AQR FUNDS

Supplement dated February 10, 2010 (“Supplement”)

To the Class I Prospectus dated December 28, 2009 (the “Prospectus”) of the

AQR Managed Futures Strategy Fund

This Supplement updates and repeats certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The Fund’s investment objective has not changed; however, it is repeated in its entirety in this Supplement for the benefit of shareholders.

Investment Objective

The AQR Managed Futures Strategy Fund (the “Fund”) seeks positive absolute returns.

The use of the term “positive absolute return” is intended to distinguish the Fund’s investment objective from the relative returns sought by other mutual funds. Funds seeking relative returns are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their investment objectives, their investment returns may be positive or negative and will tend to reflect the general direction of the securities markets. A “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. As a result, if successful, investors in the Fund should expect the Fund to generate positive performance regardless of the performance of the general securities markets.

The information included under the heading “AQR Managed Futures Strategy Fund” on pages 1 and 2 of the Prospectus in the section titled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Principal Investment Strategies

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below). The Fund’s universe of investments currently includes more than 50 exchange-traded futures, futures-related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, equity index futures, currency forwards, commodity futures, swaps on commodity futures, fixed income futures, bond futures and swaps on bond futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.

The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments. Once a trend is determined, the Fund will take either a long or short position in the given Instrument. When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations. A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument. The size of the position taken will relate to the Adviser’s confidence in the trend continuing as well as the Adviser’s estimate of the Instrument’s risk. The Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

The Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the Adviser, on average, will target an annualized volatility level for the Fund of 10%. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

2

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For example, the Fund could hold instruments that provide five times the net return of a broad- or narrow-based securities index. For more information on these and other risk factors, please see the “Principal Risk Factors” and “Investment Techniques-Asset Segregation” sections of the Prospectus.

The Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%). The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund. While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in the Fund’s investment objective.

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

3

AQR FUNDS

Supplement dated February 10, 2010 (“Supplement”)

To the Class N Prospectus dated December 28, 2009 (the “Prospectus”) of the

AQR Managed Futures Strategy Fund

This Supplement updates and repeats certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The Fund’s investment objective has not changed; however, it is repeated in its entirety in this Supplement for the benefit of shareholders.

Investment Objective

The AQR Managed Futures Strategy Fund (the “Fund”) seeks positive absolute returns.

The use of the term “positive absolute return” is intended to distinguish the Fund’s investment objective from the relative returns sought by other mutual funds. Funds seeking relative returns are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their investment objectives, their investment returns may be positive or negative and will tend to reflect the general direction of the securities markets. A “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. As a result, if successful, investors in the Fund should expect the Fund to generate positive performance regardless of the performance of the general securities markets.

The information included under the heading “AQR Managed Futures Strategy Fund” on pages 1 and 2 of the Prospectus in the section titled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Principal Investment Strategies

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below). The Fund’s universe of investments currently includes more than 50 exchange-traded futures, futures-related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, equity index futures, currency forwards, commodity futures, swaps on commodity futures, fixed income futures, bond futures and swaps on bond futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.

The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments. Once a trend is determined, the Fund will take either a long or short position in the given Instrument. When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations. A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument. The size of the position taken will relate to the Adviser’s confidence in the trend continuing as well as the Adviser’s estimate of the Instrument’s risk. The Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

The Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the Adviser, on average, will target an annualized volatility level for the Fund of 10%. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For example, the Fund could hold instruments that provide five times the net return of a broad- or narrow-based securities index. For more information on these and other risk factors, please see the “Principal Risk Factors” and “Investment Techniques-Asset Segregation” sections of the Prospectus.

The Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%). The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund. While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in the Fund’s investment objective.

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE